Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrecognized Tax Benefits [Abstract]
Balance at January 1,	$ 60	$ 50
Additions related to tax positions	10	10
Reductions related to tax positions	0	0
Balance at December 31,	$ 70	$ 60